Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2019	2020
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	3.25
License agreements with SINA	80,660,000	80,660,000	3.25
Customer relationship	10,247,802	—	—
Computer software licenses	7,373,828	1,739,166	2.17

	205,071,630	189,189,166	3.23

Less: Accumulated amortization
Advertising agency agreement with SINA	81,561,152	87,616,075
License agreements with SINA	61,895,348	66,398,866
Customer relationship	10,229,252	—
Computer software licenses	5,805,180	960,883

Intangible assets subject to amortization, net	45,580,698	34,213,342

Total intangible assets, net	45,580,698	34,213,342